UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21744

Name of Fund: Marsico Growth FDP Fund of FDP Series, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Marsico Growth FDP Fund of FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments

Marsico Growth FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006

                                  Shares
Industry                            Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.4%        11,173  General Dynamics Corp.                            $    1,377,296
                                   7,811  United Technologies Corp.                                456,944
                                                                                            --------------
                                                                                                 1,834,240
----------------------------------------------------------------------------------------------------------
Air Freight &                     22,396  FedEx Corp.                                            2,401,747
Logistics - 4.5%
----------------------------------------------------------------------------------------------------------
Automobiles - 2.2%                10,936  Toyota Motor Corp.                                     1,168,730
----------------------------------------------------------------------------------------------------------
Biotechnology - 6.0%              12,140  Amylin Pharmaceuticals, Inc. (a)                         526,633
                                  25,332  Genentech, Inc. (a)                                    2,170,699
                                   7,477  Genzyme Corp. (a)                                        518,455
                                                                                            --------------
                                                                                                 3,215,787
----------------------------------------------------------------------------------------------------------
Capital Markets - 12.1%           15,015  Goldman Sachs Group, Inc.                              2,121,469
                                  13,898  Lehman Brothers Holdings, Inc.                         2,028,413
                                  21,986  UBS AG Registered                                      2,335,573
                                                                                            --------------
                                                                                                 6,485,455
----------------------------------------------------------------------------------------------------------
Chemicals - 1.1%                  11,059  Praxair, Inc.                                            596,965
----------------------------------------------------------------------------------------------------------
Communications                    46,544  Motorola, Inc.                                           996,042
Equipment - 4.2%                  20,304  QUALCOMM, Inc.                                           958,552
                                   9,004  Telefonaktiebolaget LM Ericsson (b)                      307,036
                                                                                            --------------
                                                                                                 2,261,630
----------------------------------------------------------------------------------------------------------
Computers &                       30,243  Apple Computer, Inc. (a)                               2,072,855
Peripherals - 3.9%
----------------------------------------------------------------------------------------------------------
Consumer Finance - 2.1%           20,345  SLM Corp.                                              1,147,661
----------------------------------------------------------------------------------------------------------
Diversified Financial              3,584  Chicago Mercantile Exchange Holdings, Inc.             1,525,350
Services - 2.9%
----------------------------------------------------------------------------------------------------------
Energy Equipment &                14,115  Halliburton Co.                                          959,820
Services - 4.4%                   12,007  Schlumberger Ltd.                                      1,380,805
                                                                                            --------------
                                                                                                 2,340,625
----------------------------------------------------------------------------------------------------------
Food & Staples                    11,877  CVS Corp.                                                336,475
Retailing - 1.0%                   5,085  Walgreen Co.                                             228,113
                                                                                            --------------
                                                                                                   564,588
----------------------------------------------------------------------------------------------------------
Health Care Equipment &            9,109  Medtronic, Inc.                                          491,431
Supplies - 1.0%
----------------------------------------------------------------------------------------------------------
Health Care Providers &            3,023  Quest Diagnostics, Inc.                                  159,826
Services - 7.3%                   64,071  UnitedHealth Group, Inc.                               3,730,854
                                                                                            --------------
                                                                                                 3,890,680
----------------------------------------------------------------------------------------------------------
Hotels, Restaurants &              9,676  Chipotle Mexican Grill, Inc. Class A (a)                 441,226
Leisure - 7.0%                    29,253  MGM Mirage (a)                                         1,081,483
                                  23,493  Starbucks Corp. (a)                                      853,266
                                   7,880  Station Casinos, Inc.                                    539,386
                                   4,537  Wynn Resorts Ltd. (a)                                    301,484
                                  11,065  Yum! Brands, Inc.                                        527,801
                                                                                            --------------
                                                                                                 3,744,646
----------------------------------------------------------------------------------------------------------
Household Durables - 2.7%         10,312  KB HOME                                                  691,213
                                  12,472  Lennar Corp. Class A                                     746,574
                                                                                            --------------
                                                                                                 1,437,787
----------------------------------------------------------------------------------------------------------
Household Products - 3.9%         35,241  Procter & Gamble Co.                                   2,111,993
----------------------------------------------------------------------------------------------------------
Insurance - 0.9%                   4,628  The Progressive Corp.                                    497,279
----------------------------------------------------------------------------------------------------------
Machinery - 3.3%                  23,896  Caterpillar, Inc.                                      1,746,320
----------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%             8,989  Companhia Vale do Rio Doce (b)                           417,359
----------------------------------------------------------------------------------------------------------
Multiline Retail - 2.5%           25,023  Target Corp.                                           1,361,251
----------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable              9,506  Peabody Energy Corp.                                     458,855
Fuels - 0.9%
----------------------------------------------------------------------------------------------------------
Real Estate - 0.4%                 3,697  The St. Joe Co.                                          221,561
----------------------------------------------------------------------------------------------------------
Road & Rail - 4.3%                20,306  Burlington Northern Santa Fe Corp.                     1,596,864
                                   7,971  Union Pacific Corp.                                      705,832
                                                                                            --------------
                                                                                                 2,302,696
----------------------------------------------------------------------------------------------------------

Marsico Growth FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006

                                  Shares
Industry                            Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------
Semiconductors &                  22,056  Broadcom Corp. Class A (a)                        $      994,505
Semiconductor
Equipment - 1.7%
----------------------------------------------------------------------------------------------------------
Specialty Retail - 8.0%           38,041  Home Depot, Inc.                                       1,603,428
                                  39,465  Lowe's Cos., Inc.                                      2,690,724
                                                                                            --------------
                                                                                                 4,294,152
----------------------------------------------------------------------------------------------------------
Textiles, Apparel &               12,265  Coach, Inc. (a)                                          438,106
Luxury Goods - 0.8%
----------------------------------------------------------------------------------------------------------
Wireless Telecommunication        19,408  America Movil, SA de CV (a)(b)                           674,040
Services - 1.3%
----------------------------------------------------------------------------------------------------------
                                          Total Common Stocks
                                          (Cost - $47,533,409) - 94.6%                          50,698,294
----------------------------------------------------------------------------------------------------------

                                    Face
                                  Amount  Short-Term Securities
----------------------------------------------------------------------------------------------------------
Time Deposits                $ 5,895,625  Brown Brothers Harriman & Co., 3.88%
                                          due 3/01/2006                                          5,895,625
----------------------------------------------------------------------------------------------------------
                                          Total Short-Term Securities
                                          (Cost - $5,895,625) - 11.0%                            5,895,625
----------------------------------------------------------------------------------------------------------
                                          Total Investments (Cost - $53,429,034*) - 105.6%      56,593,919

                                          Liabilities in Excess of Other Assets - (5.6%)        (3,010,668)
                                                                                            --------------
                                          Net Assets - 100.0%                               $   53,583,251
                                                                                            ==============

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 53,429,034
                                                                   ============
      Gross unrealized appreciation                                $  3,604,690
      Gross unrealized depreciation                                    (439,805)
                                                                   ------------
      Net unrealized appreciation                                  $  3,164,885
                                                                   ============

(a)   Non-income producing security.
(b)   Depositary receipts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marsico Growth FDP Fund of FDP Series, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Marsico Growth FDP Fund of FDP Series, Inc.

Date: April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Marsico Growth FDP Fund of FDP Series, Inc.

Date: April 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Marsico Growth FDP Fund of FDP Series, Inc.

Date: April 20, 2006